Employee Information - Summary of Employee Movements (Detail) - Employee	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Information About Employees [line items]
Number of employees	94,236	99,952
Employees who have left the Company [member]
Disclosure of Information About Employees [line items]
Number of employees	11,919	13,362
Employees who have joined the Company [member]
Disclosure of Information About Employees [line items]
Number of employees	6,203	7,785
Temporary employees [member]
Disclosure of Information About Employees [line items]
Number of employees	339	433